UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22961

Alpha Architect ETF Trust
(Exact name of registrant as specified in charter)

213 Foxcroft Road
Broomall, PA 19008
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

215-882-9983
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2015

Date of reporting period: June 30, 2015

Item 1. Schedule of Investments.

ValueShares U.S. Quantitative Value ETF
Schedule of Investments
June 30, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS - 99.9%
Agriculture, Construction, and Mining Machinery Manufacturing - 12.9%
29,711	Cameron International Corp.	1,555,965
20,289	Dril-Quip, Inc.	1,526,747
35,902	FMC Technologies, Inc.	1,489,574
27,001	National Oilwell Varco, Inc.	1,303,608
34,263	Oil States International, Inc.	1,275,612
		7,151,506
Architectural, Engineering, and Related Services - 2.3%
24,194	Fluor Corp.	1,282,524
Basic Chemical Manufacturing - 2.4%
19,192	Westlake Chemical Corp.	1,316,379
Building Equipment Contractors - 2.7%
31,471	EMCOR Group, Inc.	1,503,370
Cable and Other Subscription Programming - 2.4%
20,684	Viacom, Inc.	1,337,014
Clothing Stores - 2.5%
35,777	The Gap, Inc.	1,365,608
Computer and Peripheral Equipment Manufacturing - 7.0%
11,325	Apple, Inc.	1,420,438
40,296	NetApp, Inc.	1,271,742
25,012	Seagate Technology PLC (b)	1,188,070
		3,880,250
Department Stores - 2.6%
21,738	Macy's, Inc.	1,466,663
Drugs and Druggists' Sundries Merchant Wholesalers - 2.2%
25,556	Nu Skin Enterprises, Inc. Class A	1,204,454
Electronics and Appliance Stores - 5.2%
40,253	Best Buy Co., Inc.	1,312,650
36,188	GameStop Corp. Class A	1,554,637
		2,867,287
Engine, Turbine, and Power Transmission Equipment Manufacturing - 2.5%
10,631	Cummins, Inc.	1,394,681
Footwear Manufacturing - 2.6%
20,062	Deckers Outdoor Corp.	1,443,862
Gasoline Stations - 2.5%
37,306	Delek Us Holdings, Inc.	1,373,607
Home Furnishings Stores - 2.5%
20,117	Bed Bath & Beyond, Inc.	1,387,671
Household Appliances and Electrical and Electronic Goods Merchant Wholesalers - 4.9%
23,048	Arrow Electronics, Inc.	1,286,078
20,821	WESCO International, Inc.	1,429,153
		2,715,231

Insurance Carriers - 5.9%
13,486	Aetna, Inc.	1,718,926
8,093	Humana, Inc.	1,548,029
		3,266,955
Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 4.7%
17,659	Fossil Group, Inc.	1,224,828
31,018	Garmin Ltd. (b)	1,362,621
		2,587,449
Nondepository Credit Intermediation - 2.4%
45,054	H&R Block, Inc.	1,335,851
Oil and Gas Extraction - 2.5%
19,807	Helmerich & Payne, Inc.	1,394,809
Other Heavy and Civil Engineering Construction - 2.6%
29,348	Chicago Bridge & Iron Co N.V. (b)	1,468,574
Pesticide, Fertilizer, and Other Agricultural Chemical Manufacturing - 2.9%
25,470	CF Industries Holdings, Inc.	1,637,212
Petroleum and Coal Products Manufacturing - 2.5%
31,770	Western Refining, Inc.	1,385,807
Pharmaceutical and Medicine Manufacturing - 2.9%
13,979	Gilead Sciences, Inc.	1,636,661
Pipeline Transportation of Natural Gas - 2.3%
46,644	New Jersey Resources	1,285,042
Railroad Rolling Stock Manufacturing - 2.1%
44,371	Trinity Industries, Inc.	1,172,726
Rubber Product Manufacturing - 2.1%
34,129	Cooper Tire & Rubber Co.	1,154,584
Semiconductor and Other Electronic Component Manufacturing - 2.4%
44,536	Intel Corp.	1,354,562
Shoe Stores - 2.9%
24,270	Foot Locker, Inc.	1,626,333
Support Activities for Mining - 4.5%
25,478	Oceaneering International, Inc.	1,187,020
61,084	Superior Energy Services, Inc.	1,285,207
		2,472,227
	TOTAL COMMON STOCKS
	(Cost $57,479,331)	$55,468,899
	TOTAL INVESTMENTS - 99.9%
	(Cost $57,479,331)	$55,468,899
	Other Assets in Excess of Liabilities - 0.1%	75,239
	TOTAL NET ASSETS - 100.0%	$55,544,138

Percentages are stated as a percent of net assets.
(a) Non-income producing securities
(b) Foreign issued security.

ValueShares International Quantitative Value ETF
Schedule of Investments
June 30, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS - 99.6%
Australia - 7.3%
13,265	Flight Centre Travel Group Ltd.	349,103
224,023	Fortescue Metals Group Ltd.	330,134
15,344	Woodside Petroleum Ltd.	405,238
58,063	WorleyParsons Ltd.	466,353
		1,550,828
Belgium - 2.2%
17,174	bpost S.A.	471,769
France - 6.5%
4,628	Cie Generale des Etablissements Michelin	484,944
11,259	Faurecia	463,048
7,043	Technip S.A.	435,938
		1,383,930
Germany - 4.0%
5,837	Hochtief Ag	452,264
23,735	TUI AG	383,685
		835,949
Hong Kong - 1.2%
236,547	SJM Holdings Ltd.	256,335
Israel - 1.8%
227,211	Bezeq Israeli Telecommmunication Corp. Ltd.	387,119
Italy - 2.4%
30,348	Pirelli & Co. SpA	512,240
Japan - 59.5%
8,000	ABC-MART, Inc.	489,602
35,200	Alfresa Holdings Corporation	548,198
12,200	Bridgestone Corp.	451,326
22,400	Canon Marketing Japan, Inc.	381,249
27,200	COMSYS Holdings, Corp.	404,939
30,400	DAIHATSU MOTOR Co., Ltd.	432,955
96,000	EBARA Corp.	465,155
12,400	Fuji Heavy Industries Ltd.	456,749
106,300	GungHo Online Entertainment, Inc.	413,440
14,500	Hitachi High-Technologies Corp.	408,159
12,400	HOYA Corp.	497,175
48,000	KINDEN Corp.	634,980
6,400	LAWSON, Inc.	438,224
19,200	Maruichi Steel Tube Ltd.	476,921
46,500	MITSUBISHI MOTORS Corp.	395,906
21,300	Namco Bandai Holdings, Inc.	412,129
48,200	NHK SPRING Co., Ltd.	531,289

20,000	NIPPO Corp.	342,852
12,800	OTSUKA Corp.	598,243
12,800	Otsuka Holdings Co., Ltd.	408,259
18,500	Seiko Epson Corp.	328,173
35,000	Sekisui Chemical Co., Ltd.	429,832
64,000	SUMITOMO HEAVY INDUSTRIES, Ltd.	373,379
28,100	Sumitomo Rubber Industries, Ltd.	435,557
24,000	The Yokohama Rubber Co., Ltd.	482,020
20,900	TOKAI RIKA Co., Ltd.	522,564
64,000	TOSHIBA TEC Corp.	346,709
22,700	Toyo Tire & Rubber Co., Ltd.	480,023
		12,586,007
Norway - 2.1%
44,584	Subsea 7 S.A.	436,432
Spain - 2.3%
9,498	Tecnicas Reunidas S.A.	488,147
United Kingdom - 10.3%
18,727	Anglo American PLC	270,265
22,104	BHP Billiton PLC	433,786
111,630	J Sainsbury PLC	465,330
11,004	Rio Tinto PLC	451,959
10,450	The Berkeley Group Holdings PLC	549,664
		2,171,004
	TOTAL COMMON STOCKS
	(Cost $20,828,982)	$21,079,760
	TOTAL INVESTMENTS - 99.6%
	(Cost $20,828,982)	$21,079,760
	Other Assets in Excess of Liabilities - 0.4%	91,656
	TOTAL NET ASSETS - 100.0%	$21,171,416

Percentages are stated as a percent of net assets.
(a) Non-income producing securities

VALUATION MEASUREMENTS (Unaudited)

The Funds follow authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund's net assets as of June 30, 2015:

	ValueShares U.S. Quantitative Value ETF
	Level 1	Level 2	Level 3	Total
Common Stocks*	$55,468,899	$-	$-	$55,468,899
Short-Term Investments	-	-	-	-

	ValueShares International Quantitative Value ETF
	Level 1	Level 2	Level 3	Total
Common Stocks*	$21,079,760	$-	$-	$21,079,760
Short-Term Investments	-	-	-	-

* For further detail on each asset class, see the Schedule of Investments.

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows*:

	Alpha Architect ValueShares U.S. Quantitative Value ETF	Alpha Architect ValueShares International Quantitative Value ETF
Cost of investments	$57,479,331	$20,828,982
Gross unrealized appreciation	$1,658,979	$1,153,483
Gross unrealized depreciation	$(3,669,411)	$(902,705)
Net unrealized appreciation/(depreciation)	$(2,010,432)	$250,778

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.  The Alpha Architect ValueShares U.S. Quantitative Value ETF commenced operations on October 23, 2014.  The Alpha Architect ValueShares International Quantitative Value ETF commenced operations on December 17, 2014.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Alpha Architect ETF Trust

By (Signature and Title)   /s/ Wesley R. Gray
                                             Wesley R. Gray,
                                              Principal Executive Officer, President

Date                               1/25/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Wesley R. Gray
                                             Wesley R. Gray,
                                              Principal Executive Officer, President

Date                              1/25/16

By (Signature and Title) /s/ John R. Vogel
                                           John R. Vogel,
                                           Principal Financial Officer, Treasurer

Date                           1/25/16